Organization and Principal Activities (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Net revenues | ¥		¥ 129,483	¥ 203,231	¥ 165,811
Net income | ¥		¥ (33,551)	¥ 52,023	¥ 63,617
US$ [Member]
Net revenues | $	$ 18,327
Net income | $	$ (4,749)